Shareholder Report, Holdings (Details) - BNY Mellon California AMT-Free Municipal Bond Fund, Inc.	May 31, 2024
Class A - DCAAX | Other
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class A - DCAAX | Water
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A - DCAAX | Housing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A - DCAAX | Development
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A - DCAAX | School District
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A - DCAAX | Power
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A - DCAAX | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A - DCAAX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class A - DCAAX | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A - DCAAX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class A - DCAAX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class A - DCAAX | Education
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class A - DCAAX | Medical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class A - DCAAX | Airport
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class C - DCACX | Other
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class C - DCACX | Water
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C - DCACX | Housing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C - DCACX | Development
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C - DCACX | School District
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C - DCACX | Power
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C - DCACX | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class C - DCACX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class C - DCACX | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C - DCACX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class C - DCACX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class C - DCACX | Education
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class C - DCACX | Medical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class C - DCACX | Airport
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class I - DCMIX | Other
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class I - DCMIX | Water
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I - DCMIX | Housing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I - DCMIX | Development
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I - DCMIX | School District
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I - DCMIX | Power
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I - DCMIX | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I - DCMIX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class I - DCMIX | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I - DCMIX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I - DCMIX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class I - DCMIX | Education
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class I - DCMIX | Medical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class I - DCMIX | Airport
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class Y - DCAYX | Other
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class Y - DCAYX | Water
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Y - DCAYX | Housing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Y - DCAYX | Development
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Y - DCAYX | School District
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Y - DCAYX | Power
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Y - DCAYX | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class Y - DCAYX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class Y - DCAYX | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Y - DCAYX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Y - DCAYX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class Y - DCAYX | Education
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class Y - DCAYX | Medical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class Y - DCAYX | Airport
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class Z - DRCAX | Other
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class Z - DRCAX | Water
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z - DRCAX | Housing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z - DRCAX | Development
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Z - DRCAX | School District
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Z - DRCAX | Power
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z - DRCAX | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class Z - DRCAX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class Z - DRCAX | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Z - DRCAX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Z - DRCAX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class Z - DRCAX | Education
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class Z - DRCAX | Medical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class Z - DRCAX | Airport
Holdings [Line Items]
Percent of Net Asset Value	13.60%